RELATED PARTIES BALANCES AND TRANSCATIONS - Outstanding Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Balances due from related parties	$ 91,000	$ 0
Morgan Stanley Investment Management Inc.
Disclosure of transactions between related parties [line items]
Balances due from related parties	$ 91,000	$ 0
Morgan Stanley Investment Management Inc.
Disclosure of transactions between related parties [line items]
Percentage of entity's share capital	5.00%